Putative Class Action	12 Months Ended
Dec. 31, 2022
Disclosure of contingent liabilities [abstract]
Putative Class Action	Putative Class ActionOn July 12, 2022, a putative class action complaint was filed in the U.S. District Court for the Southern District of New York against the Company, its directors, and certain of its executive officers. The complaint alleges that the defendants violated federal securities laws by, among other things, making misrepresentations and omissions regarding its product candidates ensovibep and MP0310. The complaint seeks unspecified compensatory damages, as well as an award of reasonable attorneys’ fees and other costs, on behalf of persons and/or entities which purchased (a) the Company's American Depositary Shares (ADSs ) pursuant to certain offering documents issued in connection with the Company's initial public offering of ADSs; and/or (b) the Company's securities between June 16, 2021 and April 26, 2022 inclusive. A motion to appoint a lead plaintiff and counsel was filed on September 12, 2022 and is still pending. The matter remains in its early stages. The Company disputes these claims and intends to defend itself accordingly. The Company expresses no assurances as to the ultimate outcome of this matter.